Shareholders' Equity - Schedule of Share-Based Compensation Expense Recognized (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 2,235,000
Income tax benefit related to share-based compensation
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 2,235,000